SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL
Summary of warrants activity
Number outstanding at January 1, 2021	130,668,838
Granted	40,015,000
Cancelled	(20,140,700)
Number outstanding at December 31, 2021	150,543,138
Granted	45,700,000
Cancelled	(21,551,964)
Number outstanding at December 31, 2022	174,691,174
Granted	65,130,000
Cancelled	(17,425,507)
Number outstanding at December 31, 2023	222,395,667